UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number     811-4204
                                       --------

     PC&J Preservation Fund
     ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, OH
     ----------------------------------------------------------------
45402-1819
     -----
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     12-31
                             -----

Date of reporting period:     12-31-2005
                              ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.











PC&J  PRESERVATION  FUND
------------------------

ANNUAL  REVIEW

Unaudited

INTRODUCTION

The PC&J Preservation Fund is a registered investment company under the Investment Company Act of 1940. The enclosed 2005 Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations.

MANAGEMENT  REVIEW  AND  ANALYSIS

Not to anyone's surprise, interest rates on the short end of the yield curve rose significantly over the course of the year. The Federal Reserve raised the overnight Federal Funds rate seven times, beginning the year at 2.25% and ending at 4.0%. These increases worked their way through the short end of the yield curve, but, surprisingly, didn't have much impact on bonds maturing in ten years or longer.




AVERAGE ANNUAL TOTAL RETURNS

                               1 Yr.   5 Yrs   10 Yrs

Preservation Fund               2.44%   3.99%    4.61%

Lehman Inter Gov/Credit
                                1.58%   5.50%    5.80%
Treasury Bills (3month)         3.07%   2.09%    3.56%

The economy and inflation, measured by the consumer price index, grew at better than a 3% rate throughout 2005. And again, ten-year treasuries barely rose, ending the year around 4.4%. For much of the last twelve months, economists worried that indebted consumers and rising short-term interest rates and energy prices would bring down the rate of growth in the economy. They looked at the flattening of the yield curve as evidence the bond market was in agreement. At the same time, investors looking for yields on long-term treasuries to rise, like they normally do when the economy recovers, joined the economists in search of answers.

Unprecedented demand for U.S. bonds by our trading partners, resulting from our huge trade deficit, is one plausible explanation. Our nearly insatiable appetite for lower-priced products produced overseas is a huge boon for emerging economies. In their eyes, earning a bond return that is below what the fundamentals would dictate is a small price to pay for the jobs created in their economies. If it is the case that our foreign buyers are price insensitive, rates could stay low for a long time.

We also felt interest rates on the longer end would rise throughout the year and managed the portfolio with an eye towards minimizing the attendant price risk (bond prices fall when interest rates rise). First, we maintained an effective average duration of less than three years. And second, we invested over half of the portfolio in bonds with a coupon structure that steps up over time. With these structures, the coupon rate rises if interest rates rise. As a result, the price of the bond falls to a lesser degree than the price of a bond where the coupon is fixed over its life.

The strategy worked to insulate the Fund from a rate increase on the long end of the yield curve, but couldn't do much to protect against small price declines
caused by rising rates on the short end.   Overall, the Fund provided a 2.4%
return, exceeding the Lehman Intermediate Government/Credit Bond Market Index, but less than the return for 3-month Treasury Bills, which by definition, did not experience any price erosion. In calculating the Treasury return, we assume the bills are always held until maturity and that investors always receive par.

Because the objective of the Preservation Fund is to generate a steady stream of income with a low amount of risk, we expect to hold to our strategy of protecting the Fund from price erosion that could result if the yield curve reverts to a "normal" shape. We've found that by maintaining a lower risk posture than the Lehman Intermediate Government/Credit Index, the returns are more consistent over time.




GROWTH OF $10,000 INVESTMENT


                    LEHMAN
      PRESERVATION   INTER   TREASURY B
         GROWTH     GOV/CR*    GROWTH
1995        10,000   10,000      10,000
1996        10,275   10,405      10,501
1997        11,033   11,224      11,032
1998        11,955   12,171      11,560
1999        11,797   12,219      12,096
2000        12,900   13,455      12,800
2001        13,706   14,661      13,235
2002        14,526   16,103      13,448
2003        14,908   16,797      13,584
2004        15,313   17,308      13,770
2005        15,687   17,582      14,193

TOTAL RETURNS AND THE GROWTH OF A $10,000 INVESTMENT ARE BASED ON PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE. THE VALUE OF YOUR SHARES WILL FLUCTUATE AND MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AT THE TIME OF REDEMPTION. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005




                                         PERCENT
                                          OF NET   PRINCIPAL     MARKET
SECURITY                                  ASSETS     AMOUNT      VALUE
---------------------------------------  --------  ----------  ----------

U.S. AGENCY STEP-UP OBLIGATIONS:

Maturity of 1 - 5  years:                    4.9%
 Federal National Mortgage Assn. Note,
   3.500%, due 02-26-10                            $  765,000  $  750,178

Maturity of 5 - 10  years:                  23.9
 Federal Home Loan Banks,
   4.000%, due 10-28-11                               800,000     791,750
 Federal Home Loan Banks,
   4.000%, due 07-30-13                               700,000     689,719
 Federal Home Loan Mortgage Corp.,
   4.000%, due 01-27-15                             1,230,000   1,225,701
 Federal National Mortgage Assn. Note,
   4.000%, due 02-25-15                             1,000,000     987,187

                                                                3,694,357

Maturity of 10 - 20 years:                  24.9
 Federal Home Loan Banks,
   4.250%, due 06-04-18                             2,000,000   1,951,875
 Federal Home Loan Banks,
   4.250%, due 07-16-18                               500,000     471,250
 Federal Home Loan Mortgage Corp.,
   5.125%, due 08-15-18                               390,000     387,550
 Federal Home Loan Mortgage Corp.,
   4.999%, due 09-21-18                               750,000     743,263
 Federal National Mortgage Assn. Note,
   5.000%, due 09-17-19                               300,000     291,844

                                                                3,845,782



TOTAL U.S. AGENCY STEP-UP OBLIGATIONS
 (Cost $8,428,975)                          53.7                8,290,317



FOREIGN SOVEREIGN OBLIGATIONS:

Maturity of 5 - 10  years:                   2.2
 Bayerische Landesbank Note,
   6.750%, due 10-29-13                               350,000     344,750


TOTAL FOREIGN SOVEREIGN OBLIGATIONS
 (Cost $350,000)                                                  344,750


See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2005




                                          PERCENT
                                           OF NET   PRINCIPAL     MARKET
SECURITY                                   ASSETS     AMOUNT      VALUE
----------------------------------------  --------  ----------  ----------

U.S. CORPORATE OBLIGATIONS:

Maturity of 10 - 25 years:                    8.9%
 Int'l Bank Reconstruction & Dev.,
   7.000%, due 08-13-18                             $  850,000  $  822,375
 Household Finance Corp.,
   7.750%, due 04-15-22                                300,000     305,642
 Bank of America Corp.,
   7.000%, due 06-15-26                                250,000     250,826


TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $1,436,510)                                               1,378,843


TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of less than 1 year:                 2.3
 Cleveland, OH Airport Taxable Bonds,
   6.490%, due 01-01-06                                365,000     365,011

Maturity of 1 - 5 years:                     10.2
 Chicago Heights, IL GO Taxable
   Bonds, 7.350%, due 12-01-07                         170,000     176,775
 Minneapolis, MN Cmty. Dev. Taxable
   Bonds, 10.400%, due 12-01-07                        200,000     203,258
 Maricopa County, AZ Indl. Dev. Taxable
   Bonds, 6.000%, due 07-01-08                         435,000     432,177
 Oklahoma City, OK Airport Taxable
   Bonds, 6.950%, due 07-01-08                         475,000     475,000
 Dayton, OH Taxable Hsng. Improvement
   Bonds, 6.250%, due 11-01-08                         140,000     140,000
 Dayton, OH Econ. Dev. Taxable
   Bonds, 6.380%, due 12-01-09                         140,000     146,539

                                                                 1,573,749


Maturity of 5 - 10 years:                     9.1
 Baltimore, MD Taxable
   Bonds, 8.400%, due 07-01-11                         385,000     385,000
 Denver, CO School Dist. Taxable Bonds,
   6.940%, due 12-15-12                                500,000     555,160
 Dayton, OH Taxable Bonds,
   6.500%, due 11-01-13                                250,000     250,000
 Sacramento, CA Redev. Agency Taxable
   Bonds, 6.375%, due 11-01-13                         200,000     210,158

                                                                 1,400,318


See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
DECEMBER 31, 2005




                                         PERCENT
                                          OF NET   PRINCIPAL     MARKET
SECURITY                                  ASSETS     AMOUNT       VALUE
---------------------------------------  --------  ----------  -----------

Maturity of 10 - 20 years:                   6.6%
 Ohio State Taxable Bonds,
   7.600%, due 10-01-16                            $  750,000  $   776,752
 Palmdale, CA Redev. Taxable Bonds,
   7.900%, due 09-01-17                               225,000      239,290

                                                                 1,016,042


Maturity of 20 - 30 years:                   3.4
 Broward Cnty., FL Professional Sports
   Fac., 8.110%, due 09-01-28                         500,000      520,425



TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $4,882,724)              31.6                 4,875,545



TOTAL U.S. AGENCY STEP-UP,
 FOREIGN SOVEREIGN, U.S.
       CORPORATE AND TAXABLE
       MUNICIPAL OBLIGATIONS
 (Cost $15,098,209)                         96.4                14,889,455



SHORT-TERM OBLIGATIONS:                      2.2
 First American Treasury Obligations                                36,040
 Federated Prime Obligations                                       300,000

TOTAL SHORT-TERM OBLIGATIONS
 (Cost $336,040)                                                   336,040


TOTAL INVESTMENTS
 (Cost $15,434,249) 1                       98.6                15,225,495


OTHER ASSETS AND LIABILITIES                 1.4                   218,993


NET ASSETS                                 100.0%              $15,444,488


1 Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation (depreciation). (See Note D)

See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005





ASSETS:
Investments in securities, at market value
 (Cost basis - $15,434,249) (Notes A& D)                         $15,225,495
Receivables - Interest                                               233,108
Receivables - Fund shares sold                                         3,284

Total assets                                                      15,461,887

LIABILITIES:
Accrued expenses (Note B)                                            (14,399)
Payables - Fund shares redeemed                                       (3,000)

Total liabilities                                                    (17,399)


NET ASSETS                                                       $15,444,488



SHARES OUTSTANDING (Unlimited authorized shares):
 Beginning of year                                                 1,613,311
 Net decrease  (Note C)                                             (145,824)

 End of year                                                       1,467,487





NET ASSET VALUE, offering price and redemption price per share   $     10.52



NET ASSETS CONSIST OF:
 Paid in capital                                                 $15,954,051
 Net unrealized depreciation on investments                         (208,754)
 Undistributed net investment income                                  15,039
 Accumulated net realized loss on investments                       (315,848)

 Net Assets                                                      $15,444,488


See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005





INVESTMENT INCOME - Interest (Note A):                        $ 867,513


EXPENSES (Note B):
 Investment advisory fee                                         84,416
 Management fee                                                 101,299

Total expenses                                                  185,715


NET INVESTMENT INCOME                                           681,798


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized loss on investments                               (29,688)
 Change in unrealized appreciation of investments              (230,749)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS         (260,437)


NET INCREASE IN NET ASSETS FROM OPERATIONS                    $ 421,361



See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                For The Years Ended December 31,
                                                     2005                   2004




INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                      $   681,798   $   671,704
 Net realized loss on investments                               (29,688)      (35,487)
 Change in unrealized appreciation of investments              (230,749)     (159,644)

Net increase in net assets from operations                      421,361       476,573

DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                    (673,479)     (672,490)

Net decrease in assets from distributions to shareholders      (673,479)     (672,490)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (Note C)                         (1,630,981)     (557,361)

Total decrease in net assets                                 (1,883,099)     (753,278)

NET ASSETS:
 Beginning of year                                           17,327,587    18,080,865

 End of year                                                $15,444,488   $17,327,587




UNDISTRIBUTED NET INVESTMENT INCOME                         $    15,039   $     6,720


See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2005


A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is the generation of income and the preservation of capital through investment in fixed-income obligations. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Fixed income securities are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when the Adviser believes such prices accurately reflect the fair market value of such securities. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides through the due diligence process that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. The Fund has a capital loss carry forward of $315,848, of which $152,270 can be carried forward through 2008, $98,440 through 2011, $35,450 through 2012 and $29,688 through
2013.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes as required by AICPA financial accounting standards. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income. Net investment losses, for tax purposes, are reclassified to paid in capital.
The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The Fund has an investment advisory agreement (the "Agreement") with Parker Carlson & Johnson, Inc. (the "Adviser"), whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 0.5% of the daily net assets of the Fund. Investment advisory fees were $84,416 for the year ended December 31, 2005.

PC&J  PRESERVATION  FUND
------------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005




B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT  (Continued)

The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including trustee fees of $5,500 for the year ended December 31, 2005.
Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $101,299 for the year ended December 31, 2005.
Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

C.  CAPITAL  SHARE  TRANSACTIONS


                                   For the Year Ended             For the Year Ended
                                    December 31, 2005              December 31, 2004
                                    ------------------             ------------------
                               Shares              Dollars       Shares     Dollars
                               ------------------  ------------  ---------  ------------
Subscriptions                            171,311   $ 1,852,471    158,814   $ 1,746,891
Reinvestment of distributions             64,202       673,479     62,674       672,490
                                         235,513     2,525,950    221,488     2,419,381
                               ------------------  ------------  ---------  ------------
Redemptions                             (381,337)   (4,156,931)  (270,489)   (2,976,742)

Net decrease                            (145,824)  $(1,630,981)   (49,001)  $  (557,361)

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2005, aggregated $1,628,570 and $1,289,815, respectively. Purchases and sales of long-term U.S. Government Securities for the year ended December 31, 2005, aggregated $1,693,000 and $1,227,500, respectively.
At December 31, 2005, gross unrealized appreciation on investments was $56,347 and gross unrealized depreciation on investments was $265,101 for a net unrealized depreciation of $208,754 for financial reporting and federal income tax purposes.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2005




E.  FEDERAL  TAX  DISCLOSURE
                       Tax Character of Distributions Paid



                For the Year Ended December 31, 2005     For the Year Ended December 31, 2004
                ------------------------------------     ------------------------------------





Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
----------------  --------------  -------------------  ----------------  --------------  -------------------
$       673,479   $            0  $           673,479  $        672,490  $            0  $           672,490



                          Tax Basis of Distributable Earnings
                                As of December 31, 2005


Undistributed Ordinary Income   Undistributed Capital Gains   Unrealized Appreciation
------------------------------  ----------------------------  ------------------------
$                      15,039   $                          0  $                      0
------------------------------  ----------------------------  ------------------------

PC&J PRESERVATION FUND
----------------------

FINANCIAL  HIGHLIGHTS





Selected Data for Each Share of Capital                                For The Years Ended December 31,
Stock Outstanding Throughout the Period                                2005      2004      2003      2002      2001
                                                                     -------- --------  --------  --------  --------
NET ASSET VALUE-BEGINNING OF PERIOD                                  $ 10.74  $ 10.88   $ 11.06   $ 10.96   $ 10.88

Income from investment operations:
   Net investment income                                               0.49      0.44      0.47      0.54      0.62
   Net realized and unrealized
     gain (loss) on securities                                        (0.23)    (0.14)    (0.18)     0.11      0.06
TOTAL FROM INVESTMENT OPERATIONS                                       0.26      0.30      0.29      0.65      0.68

Less distributions:
   From net investment income                                         (0.48)    (0.44)    (0.47)    (0.55)    (0.60)
   From net realized gain
          on investments                                              (0.00)    (0.00)    (0.00)    (0.00)    (0.00)
        From return of capital
TOTAL DISTRIBUTIONS                                                   (0.48)    (0.44)    (0.47)    (0.55)    (0.60)

NET ASSET VALUE-END OF PERIOD                                      $  10.52   $ 10.74   $ 10.88   $ 11.06   $ 10.96

TOTAL RETURN                                                           2.44%     2.72%     2.63%     5.98%     6.25%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                                            1.10%     1.02%     1.00%     1.00%     1.00%
   Net investment income                                               4.04%     3.83%     4.19%     4.64%     5.31%

Portfolio turnover rate                                               16.10%    37.75%    30.80%    53.92%    46.56%

Net assets at end of period (000's)                                 $15,444   $17,328   $18,081   $18,647   $18,440

See notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of PC&J Preservation Fund

We have audited the accompanying statement of assets and liabilities of PC&J Preservation Fund
(the "Fund"), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Preservation Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Cincinnati, Ohio
February 10, 2006

PC&J PRESERVATION FUND
----------------------

ADDITIONAL INFORMATION
FOR THE YEAR ENDED DECEMBER 31, 2005 (Unaudited)


FUND  EXPENSES
As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2005) and held for the six months ended December 31, 2005.

                                 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.





                                          Beginning Account     Ending Account
                                                Value               Value          Expenses Paid
                                             July 1, 2005     December 31, 2005   During Period*
Actual
                                          $         1,000.00  $         1,005.62  $          5.56

Hypothetical (5% return before expenses)  $         1,000.00  $         1,019.66  $          5.60

* Expenses are equal to the Fund's annualized expense ratio of 1.1%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL INFORMATION (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2005 (Unaudited)




TYPE OF SECURITY                 % OF NET ASSETS
-------------------------------  ----------------
U.S. Agency Step-Up Obligations             53.7%
-------------------------------  ----------------
Foreign Sovereign Obligations                2.2
U.S. Corporate Obligations                   8.9
Taxable Municipal Obligations               31.6
Short-Term Obligations                       2.2
Other Assets and Liabilities                 1.4
Total                                      100.0%
                                 ----------------


PC&J  PRESERVATION  FUND
------------------------

FUND TRUSTEES DISCLOSURE



The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                                                          NUMBER OF PORTFOLIOS
                                   POSITION(S) IN         LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS              FUND COMPLEX**        TIME SERVED      OVERSEEN  BY TRUSTEE
------------------------------  --------------------  ------------------  --------------------

Robert S. Neff
300 Old Post Office
120 West Third Street
Dayton, Ohio  45402                          Trustee since
Year of Birth: 1931      Trustee                      2003                     2
-----------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------
Since June 2001, Consultant to Neff Packaging Solutions
Inc.; from June 1980 to June 2001, Chairman and CEO of
Neff Packaging Solutions Inc. (paper container
manufacturer)                                             None
--------------------------------------------------------  -----------------------------------

                                                          NUMBER OF PORTFOLIOS
                          POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS     FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------  --------------------  -----------  --------------------

Laura B. Pannier
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                         Trustee since
Year of Birth: 1954    Trustee                      2003                     2
---------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP                 None
--------------------------------------------------  -----------------------------------

PC&J  PRESERVATION FUND
-----------------------

FUND TRUSTEES DISCLOSURE (Concluded)


The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.




                                                            NUMBER OF PORTFOLIOS
                           POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  ----------------  -------------  --------------------


                                             Treasurer and
Kathleen A. Carlson, CFA*                    Trustee since
300 Old Post Office        Treasurer, Chief  1985; Chief
120 West Third Street      Compliance        Compliance
Dayton, Ohio 45402         Officer and       Officer since
Year of Birth: 1955        Trustee                    2004                     2
-------------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS             OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------  -----------------------------------

President of Adviser and Service Corp. since 1998;
 Treasurer and Director since 1982; Chief Compliance
 Officer of Adviser since 2004.                       None
----------------------------------------------------  -----------------------------------





                                                         NUMBER OF PORTFOLIOS
                        POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS      WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  ----------------  -------------  --------------------

James M. Johnson, CFA*                    Secretary and
300 Old Post Office                       Trustee since
120 West Third Street   President,        1985;
Dayton, Ohio 45402      Secretary and     President
Year of Birth: 1952     Trustee           since 2005                        2
----------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------  -----------------------------------

Secretary and Director of Adviser and Service Corp. since
 1982.                                                     None
---------------------------------------------------------  -----------------------------------

* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.


(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5)     Accountability for adherence to the code.


(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.


(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a) The registrant's board of trustees has determined that Laura B. Pannier is an audit committee financial expert. Ms. Pannier is independent for purposes of this Item 3.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a)     AUDIT FEES
        ----------

     FY  2004          $ 14,125
     FY  2005          $ 14,250

(b)     AUDIT-RELATED FEES
        ------------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2004          $ None                         $ None
     FY  2005          $ None                         $ None
     Nature of the fees:     N/A



(c)     TAX FEES
        --------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2004          $ 1,500                         $ None
     FY  2005          $ 1,750                         $ None
     Nature of the fees:     Federal and Excise Tax Returns


(d)     ALL OTHER FEES
        --------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2004          $ None                         $ None
     FY  2005          $ None                         $ None



(e)     (1)     AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
                ---------------------------------------

     The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2)     PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
        -------------------------------------------------------

                         Registrant               Parker Carlson & Johnson
                         ----------               ------------------------

Audit-Related Fees:          None                    None
Tax Fees:                    None                    None
All Other Fees:              None                    None

None of the services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2004          $ 1500                         $ None
     FY 2005          $ 1750                         $ None

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.


ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 31, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Preservation Fund
----------------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date  February 22, 2006
    -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     February 22, 2006
         -----------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     February 22, 2006
         -----------------